SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Related Party Transaction [Line Items]
Mr. Chung Yan Ngan	[1]	$ 1,210,544	$ 903
Revenue from Shing Long Construction Limited		8,702,637	10,669,590	$ 4,145,067
Cost of contract revenues paid to Shing Long Construction Limited		7,059,149	8,647,199	3,401,961
General and administrative expenses paid to Shing Long Construction Limited		1,494,234	748,076	508,494
Shing Long Construction Limited [Member]
Related Party Transaction [Line Items]
Revenue from Shing Long Construction Limited	[2]		828,277	711,465
Cost of contract revenues paid to Shing Long Construction Limited	[2]		101,837	41,300
General and administrative expenses paid to Shing Long Construction Limited	[2]			23,198
Mr Chung Yan Ngan [Member]
Related Party Transaction [Line Items]
Bonus paid to Mr. Chung Yan Ngan	[1]		$ 51,374	$ 38,359

[1]	Mr. Chung Yan Ngan is the ultimate beneficial owner, chief executive officer and director of the Company.
[2]	Shing Long Construction Limited, is controlled by Mr. Chung Yan Ngan, the ultimate beneficial owner, chief executive officer and director of the Company. On July 25, 2025, Shing Long Construction Limited ceased to be a related party of the Company since it was no longer controlled by Mr. Chung Yan Ngan.